INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
11	INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets -

The movement of intangible assets with limited useful life for the years ended December 31, 2018, 2017 and 2016 was as follows:

Description	Client relationships (i)	Rights of use	Brand name (ii)	Fund manager contract (iii)	Core deposits intangible	Software and developments	Intangible in progress	Other	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	407,205	55,900	262,099	101,485	21,100	1,909,252	306,211	27,113	3,090,365	2,789,435	2,512,114
Additions	–	–	–	–	–	96,368	323,421	–	419,789	271,722	277,346
Transfers	–	–	–	–	–	202,876	(202,604)	(272)	–	–	–
Disposals and others	(3,598)	(55,900)	(3,171)	(5,958)	–	(35,194)	–	–	(103,821)	29,208	(25)
Balances at December 31	403,607	–	258,928	95,527	21,100	2,173,302	427,028	26,841	3,406,333	3,090,365	2,789,435

Accumulated amortization -
Balance at January 1	231,552	55,900	111,653	2,739	13,187	1,305,603	–	26,841	1,747,475	1,464,894	1,242,843
Amortization of the year	27,411	–	11,574	5,363	3,516	211,120	–	–	258,984	241,080	224,216
Disposals and others	(1,383)	(55,900)	(2,802)	(1,030)	–	(3,383)	–	–	(64,498)	41,501	(2,165)
Balance at December 31	257,580	–	120,425	7,072	16,703	1,513,340	–	26,841	1,941,961	1,747,475	1,464,894

Net carrying amount	146,027	–	138,503	88,455	4,397	659,962	427,028	–	1,464,372	1,342,890	1,324,541

During the year 2018, additions are mainly related to the implementation and development of various IT projects such as Business Integration, DWH – Modelo Lineal I15, Credit Card, Customer Identity and Access Management, DWH – Operative Model, Yape and others (Nuevo HomeBanking Alta, opening of savings accounts in Kiosco, Yape, User IT, Retail Credits, Effectiveness in approval and Portal Via BCP (implementation of a technological platform, which is used for the administration of the insurance segment of the group, and to develop applications related to customer service channels, and implementation of treasury solutions during the year 2017).

(i)	Client relationships -

This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	94,670	107,018
Mibanco	27,065	39,093
Credicorp Capital Holding Chile - Inversiones IMT	22,776	26,206
Mibanco - Edyficar Perú	1,516	3,336
Net carrying amount	146,027	175,653

(ii)	Brand name -

This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Mibanco	138,268	145,095
Credicorp Capital Holding Chile - Inversiones IMT	235	5,351
Net carrying amount	138,503	150,446

(iii)	Fund management contract -

This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Credicorp Capital Colombia	47,886	52,635
Credicorp Capital Holding Chile - Inversiones IMT	40,569	46,111
Net carrying amount	88,455	98,746

Management has assessed at each reporting date that there was no indication that customer relationships, rights of use, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2018	2017
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	74,391	77,746
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Crediseguro Seguros Personales	96	96
Credicorp Capital Holding Chile - Inversiones IMT	–	41,290
Net carrying amount	591,330	635,975

The recoverable amount of all of the CGUs has been determined based on the calculations of the fair value less selling costs, which is the present value of the discounted cash flows determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Balances of goodwill from Inversiones IMT and Credicorp Capital Colombia are impacted by the volatility of the exchange rate of the local currency of the countries in which they operate against the exchange rate of Group’s functional currency.

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2018 and 2017:

	At December 31, 2018
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	14.18
Prima AFP - AFP Unión Vida	1.00	10.73
Credicorp Capital Colombia	3.80	14.65
Banco de Crédito del Perú	5.00	11.15
Credicorp Capital Holding Chile - Inversiones IMT	5.25	13.68
Pacífico Seguros (*)	5.00	12.05 and 14.00
Atlantic Security Holding Corporation	2.00	10.07

(*)	As of December 31, 2018, corresponds to the discount rates used to determine the recoverable value for the general and life insurance business lines cash flows that comprise the merged entity in 2017 period, see Note 2(c).

	At December 31, 2017
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.43
Prima AFP - AFP Unión Vida	1.00	9.41
Credicorp Capital Colombia	3.80	12.63
Banco de Crédito del Perú	5.00	11.46
Credicorp Capital Holding Chile - Inversiones IMT	5.25	11.72
Pacífico Seguros	5.00	11.24 and 12.38
Atlantic Security Holding Corporation	2.00	10.31

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on past performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Discount rates represent the current market assessment of the risks specific to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market risk specific premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.

During the year 2018, the Group recorded a gross impairment loss amounting to S/38.2 million (no impairment recorded during 2017 and S/0.1 million during 2016), as a result of the assessment of the recoverable amount of the CGU “Inversiones IMT”, decreasing in relation to prior years due to the lower revenues generated compared to those originally budgeted by Management and for the changes expected in the payment of taxes attributable to the parent company resulting from the tax law reform presented in Chile.

The key assumptions described above may change if the conditions of the economy and market change. At December 31, 2018, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.